Marketable Securities	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Marketable Securities

3. Marketable Securities

The Company has investments in certain debt securities that have been classified as available-for-sale and recorded at fair value. These investments are included in both assets for securities with a maturity of one-year or less and assets for securities with a maturity of more than one-year. These securities are held in the Insurance Company and shown as restricted given that the transfer of these assets is subject to the approval of the state regulators. As of December 31, 2019 and 2020, deposits with various states consisted of bonds with carrying values of $4.6 million and $4.9 million, respectively.

When evaluating an investment for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below its cost basis, the financial condition of the issuer and any changes thereto, changes in market interest rates and the Company’s intent to sell, or whether it is more likely than not it will be required to sell the investment before recovery of the investment’s cost basis. As of December 31, 2019 and 2020, the Company does not consider any of its investments to be other-than-temporarily impaired. Unrealized gains and losses arising from the revaluation of available-for-sale securities are included in the consolidated statements of other comprehensive loss. Realized gains and losses on sales of investments are generally determined using the specific identification method and are included in the consolidated statements of operations.

The cost basis and fair value of available-for-sale securities as of December 31, 2019 and 2020 are presented below (in thousands):

	As of December 31, 2019
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Marketable securities
Corporate debt securities	$7,848	$4	$—	$7,852
Asset backed securities	1,499	1	—	1,500
Total marketable securities	$9,347	$5	$—	$9,352

Marketable securities – restricted
Corporate debt securities	$12,481	$24	$—	$12,505
U.S. treasury securities	11,659	23	—	11,682
Commercial paper	6,273	—	—	6,273
Asset backed securities	6,495	8	—	6,503
Total marketable securities – restricted	$36,908	$55	$—	$36,963
	As of December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Marketable securities – restricted
Corporate debt securities	$5,938	$17	$—	$5,955
U.S. treasury securities	6,994	—	—	6,994
Commercial paper	8,791	—	—	8,791
Asset backed securities	2,911	—	—	2,911
Total marketable securities – restricted	$24,634	$17	$—	$24,651

The amortized cost and estimated fair value of marketable securities as of December 31, 2019 and 2020 are shown below by contractual maturity (in thousands):

	As of December 31, 2019
	Amortized Cost	Estimated Fair Value
Due within one year	$44,057	$44,105
Due between one to five years	2,198	2,210
	$46,255	$46,315
	As of December 31, 2020
	Amortized Cost	Estimated Fair Value
Due within one year	$21,603	$21,629
Due between one to five years	3,031	3,022
	$24,634	$24,651